BUSINESS COMBINATIONS (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [abstract]
Revenue of combined entity	$ 29.3
Cash flows from used in operations	$ 8.1